STARBOARD INVESTMENT TRUST
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
252-972-9922

November 9, 2010

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC  20549

RE:
Starboard Investment Trust (File Nos.  333-159484 and 811-22298), preliminary proxy materials filed pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 on behalf of the FMX Growth Allocation Fund and FMX Total Return Fund.

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, enclosed please find preliminary proxy materials for the FMX Growth Allocation Fund and the FMX Total Return Fund, each a series of the Starboard Investment Trust.  This preliminary filing includes a notice for the Special Meeting of Shareholders, the proxy statement, and the form of proxy to be sent to shareholders of the Funds in connection with a Special Meeting of Shareholders scheduled to be held on December 30, 2010.

If you have any questions or comments, please call the undersigned at (252) 972-9922, extension 249.  Thank you for your consideration.

Sincerely,

Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick

Secretary

cc:	Tanya L. Goins Malik Law Group LLC 191 Peachtree Street Suite 3300 Atlanta, GA 30303